Provisions - Summary of Economic Assumptions - Pension Plan (Detail) - Pension plan [member]	Dec. 31, 2020	Dec. 31, 2019
Summary of economic assumptions [line items]
Discount rate	4.25%	6.50%
Expected rate of salary increases	3.00%	3.00%
Inflation rate	3.00%	3.00%